Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2019
Net of accumulated depreciation	$678,489	$73,375	$249,231	$299,907	$1,301,002
Additions	152,033	42,487	549	68,664	263,733
Tahoe acquisition (Note 8)	314,604	274,817	194,900	455,080	1,239,401
Disposals	(2,461)	(13)	—	(2,010)	(4,484)
Depreciation and amortization	(113,067)	—	—	(140,386)	(253,453)
Depreciation charge captured in inventory	(33,810)	—	—	—	(33,810)
Impairment charge	—	(33,245)	(6,805)	—	(40,050)
Transfers	(77,598)	(25,872)	13,051	90,419	—
Closure and decommissioning – changes in estimate (Note 17)	32,562	—	—	—	32,562
As at December 31, 2019	$950,752	$331,549	$450,926	$771,674	$2,504,901

Cost as at December 31, 2019	$2,429,815	$398,485	$876,859	$1,476,170	$5,181,329
Accumulated depreciation and impairments	(1,479,063)	(66,936)	(425,933)	(704,496)	(2,676,428)
Carrying value – December 31, 2019	$950,752	$331,549	$450,926	$771,674	$2,504,901

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2018
Net of accumulated depreciation	$766,883	$71,809	$253,128	$244,863	$1,336,683
Additions	106,701	25,423	—	16,896	149,020
Disposals	—	(396)	—	(937)	(1,333)
Depreciation and amortization	(68,935)	—	—	(78,354)	(147,289)
Depreciation charge captured in inventory	(12,620)	—	—	—	(12,620)
Impairment charge	(2,144)	(25,113)	—	(532)	(27,789)
Transfers	(115,726)	1,652	(3,897)	117,971	—
Closure and decommissioning – changes in estimate (Note 17)	4,330	—	—	—	4,330
As at December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

Cost as at December 31, 2018	$1,997,880	$104,614	$668,358	$939,993	$3,710,845
Accumulated depreciation and impairments	(1,319,391)	(31,239)	(419,127)	(640,086)	(2,409,843)
Carrying value – December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

	December 31, 2019			December 31, 2018
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron, Peru	$215,109	$(126,301)	$88,808	$207,360	$(114,288)	$93,072
Morococha, Peru	258,862	(164,501)	94,361	243,603	(149,120)	94,483
Shahuindo, Peru (1)	498,960	(39,668)	459,292	—	—	—
La Arena, Peru (1)	112,014	(22,853)	89,161	—	—	—
Alamo Dorado, Mexico	71,724	(71,724)	—	126,960	(126,960)	—
La Colorada, Mexico	305,357	(143,232)	162,125	301,706	(121,940)	179,766
Dolores, Mexico	1,608,334	(1,091,862)	516,472	1,529,751	(981,948)	547,803
Manantial Espejo, Argentina	371,677	(367,901)	3,776	367,105	(362,293)	4,812
San Vicente, Bolivia	143,251	(95,360)	47,891	137,394	(86,663)	50,731
Timmins, Canada (1)	292,986	(42,672)	250,314	—	—	—
Other	27,711	(17,485)	10,226	23,994	(16,265)	7,729
Total	$3,905,985	$(2,183,559)	$1,722,426	$2,937,873	$(1,959,477)	$978,396

Land and Non-Producing Properties:
Land	$5,528	$(1,267)	$4,261	$4,677	$(1,096)	$3,581
Navidad, Argentina	566,577	(376,101)	190,476	566,577	(376,101)	190,476
Escobal, Guatemala (1)	249,353	—	249,353	—	—	—
Timmins, Canada (1)	87,747	—	87,747	—	—	—
Shahuindo, Peru (1)	15,586	—	15,586	—	—	—
La Arena, Peru (1)	117,000	—	117,000	—	—	—
Minefinders, Mexico	83,079	(36,975)	46,104	91,362	(36,975)	54,387
La Colorada, Mexico	15,544	—	15,544	—	—	—
Morococha, Peru	7,213	—	7,213	9,674	—	9,674
Projects, Argentina (2)	95,851	(66,859)	28,992	69,774	(24,939)	44,835
Other	31,866	(11,667)	20,199	30,908	(11,255)	19,653
Total non-producing properties	$1,275,344	$(492,869)	$782,475	$772,972	$(450,366)	$322,606
Total mineral properties, plant and equipment	$5,181,329	$(2,676,428)	$2,504,901	$3,710,845	$(2,409,843)	$1,301,002